GOING CONCERN (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net Income (Loss) Attributable to Parent	$ (294,860)	$ (148,848)	$ (2,304,711)	$ (500,695)	$ (702,163)	$ (2,124,252)
Net Cash Provided by (Used in) Operating Activities			(366,648)	$ (161,774)	(181,270)	(323,900)
Working Capital (Deficit)	(4,456,724)		(4,456,724)		(4,892,418)
Stockholders' Equity Attributable to Parent	(4,428,359)		(4,428,359)		(4,992,112)	(4,617,646)	$ (3,757,002)
Retained Earnings (Accumulated Deficit)	$ (20,949,842)		$ (20,949,842)		$ (18,645,131)	$ (17,942,968)